Going Concern Considerations	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern Considerations

NOTE 2: Going Concern Considerations

Effective January 1, 2017, the Company adopted the guidance issued by the FASB under ASU No. 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This update provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. Under this standard, the Company is required to evaluate whether there is substantial doubt about its ability to continue as a going concern each reporting period, including interim periods.

In evaluating the Company’s ability to continue as a going concern, management considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern for 12 months following November 9, 2017, the date the Company’s financial statements were issued. Management considered the Company’s current financial condition and liquidity sources, including current funds and available working capital, forecasted future cash flows and the Company’s conditional and unconditional obligations due before November 9, 2018. Management also considered expenses the Company has incurred, and expects to incur through December 31, 2017, in connection with the pending Cooltech Merger transaction discussed in Note 15, a large share of which were funded by the $948,000 of net proceeds received from the sale of shares of Company common stock on August 2, 2017. Despite the pending Merger, the basis for management’s assessment is that the Company will remain independent subsequent to December 31, 2017.

The Company has incurred operating losses and used cash for operating activities for the past two years, and the Company no longer has a bank line of credit. The Company has continued to keep operating expenses at a reduced level; however, there can be no assurance that the Company’s current level of operating expenses will not increase or that other uses of cash will not be necessary. The Company believes that based on its current level of operating expenses, its currently available cash resources, together with the ability to factor receivables if needed, it will have sufficient funds available to cover operating cash needs through the twelve month period from the financial statement reporting date. Based on the above factors, management determined there is no substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.